RELATED PARTY TRANSACTIONS BALANCES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	September 30, 2024	September 30, 2023
salary (cost of sales)	288,111	169,905
consulting (research and development)	92,095	-
salary (intangible asset – software)	-	138,667
consulting (professional fees)	122,915	164,568
salary (general and administrative expenses)	1,237,919	476,037
Share based payments	2,858,303	-
	$4,599,343	$949,177

	December 31, 2023	December 31, 2022	December 31, 2021
Salary (cost of sales and services)	$258,281	$200,747	$98,523
Salary (general and administrative expenses)	970,487	376,237	39,492
Share based payments	343,253	153,909	550,517
Salary (Intangible asset – software)	137,374	553,326	300,273
Consulting (research and development)	83,699	-	-
Consulting (Capital work in progress)	-	75,274	113,107
Consulting (Professional fees)	81,616	143,500	61,000
	$1,874,710	$1,502,993	$1,162,912